CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (7,933)	$ 12,614	$ 114,963
Other comprehensive income (loss), net of tax:
Change in foreign currency translation	356	(197)	154
Changes in unrealized gain (loss) on marketable securities	35	164	(101)
Cash Flow Hedge:
Changes in unrealized gain (loss)	2,285	151	(787)
Gain (loss) reclassified into net income	(2,194)	(250)	1,233
Net change	91	(99)	446
Total Other comprehensive income (loss), net of tax:	482	(132)	499
Comprehensive income (loss)	$ (7,451)	$ 12,482	$ 115,462